DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details - Unrealized gain/loss) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Current Asset [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on commodity future contracts	$ 230	$ 0
Current Liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on commodity future contracts	$ 0	$ 14